SCHWAB STRATEGIC TRUST

Schwab® Fixed Income ETFs

Schwab® Intermediate-Term U.S. Treasury ETF

Schwab® Long-Term U.S. Treasury ETF

Schwab® Short-Term U.S. Treasury ETF

Schwab® U.S. TIPS ETF

Schwab® U.S. Aggregate Bond ETF

Schwab® Mortgage-Backed Securities ETF

Schwab® Municipal Bond ETF

(each, a fund and collectively, the funds)

Supplement dated March 17, 2026, to the funds’ currently effective

Statutory Prospectuses and Statements of Additional Information (SAIs)

This supplement provides new and additional information beyond that contained in the
Statutory Prospectuses and SAIs and should be read in conjunction with these documents.

Effective March 17, 2026, all references to James Cortez in the Schwab Municipal Bond ETF Statutory Prospectus and SAI are hereby deleted in their entirety, and all references to Mark McKissick in the Schwab Fixed Income ETFs and Schwab Mortgage-Backed Securities ETF Statutory Prospectuses and SAIs are hereby deleted in their entirety.

Additionally, effective March 17, 2026, Steven Hung is added as a portfolio manager to the Schwab U.S. TIPS ETF, Schwab Short-Term U.S. Treasury ETF, Schwab Intermediate-Term U.S. Treasury ETF, and Schwab Long-Term U.S. Treasury ETF. Accordingly, the following changes are made to the Schwab Fixed Income ETFs Statutory Prospectus and SAI:

1.	Statutory Prospectus – Under the “Portfolio Managers” section on pages 15, 19, 22 and 25: The reference to Steven Hung is added:

Steven Hung, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2026.

2.	Statutory Prospectus — Under the “Fund Management” section: The reference to Steven Hung is deleted and replaced in its entirety with the following:

Steven Hung, Senior Portfolio Manager, for Schwab Asset Management, is responsible for the day-to-day co-management of the funds. Mr. Hung has been a portfolio manager with Schwab Asset Management since 2005 and prior to that, served in various roles as an associate portfolio manager and trader since 1999. In 1998, he joined Schwab’s management training program and worked as a clerk on the options trading floor of the Pacific Coast Stock Exchange.

3.	SAI — Under “Other Accounts.” in the “PORTFOLIO MANAGERS” section: The reference to Steven Hung is deleted and replaced in its entirety with the following:

	Registered Investment Companies (this amount does not include the funds in this SAI)		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Steven Hung(1)	3	$9,998,227,759	0	$0	0	$0

(1)	The information provided for Steven Hung is as of February 27, 2026.

4.	SAI — Under “Ownership of Fund Shares.” in the “PORTFOLIO MANAGERS” section: The reference to Steven Hung is deleted and replaced in its entirety with the following:

Portfolio Manager	Fund	Dollar Range of Fund Shares Owned
Steven Hung(1)	Schwab 1-5 Year Corporate Bond ETF	$10,001-$50,000
	Schwab 5-10 Year Corporate Bond ETF	None
	Schwab U.S. Aggregate Bond ETF	$1-$10,000
	Schwab U.S. TIPS ETF	None
	Schwab Short-Term U.S. Treasury ETF	None
	Schwab Intermediate-Term U.S. Treasury ETF	None
	Schwab Long-Term U.S. Treasury ETF	None

(1)	The information provided for Steven Hung is as of February 27, 2026.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG130294-00 (03/26)

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